SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details)	12 Months Ended
Dec. 31, 2018
SHARE-BASED COMPENSATION
Trading days	20 years
Vesting period	4 years
Percentage of options vesting after one year	25.00%
Vesting period for specific portion of awards	1 year
Period after the first year during which award vests quarterly	3 years
Maximum term of awards granted under the plan	10 years
2007 Plan
SHARE-BASED COMPENSATION
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant	3 months
2016 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards	15.00%
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant	9 months